BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BANK BORROWINGS
Schedule of components of bank borrowings
	At December 31,
	2012	2013
	$	$
Bank borrowings
Short-term	711,773,487	613,433,236
Long-term, current portion	164,047,303	322,156,646
Total current	875,820,790	935,589,882

Long-term, non-current portion	415,150,385	100,502,222
Total	1,290,971,175	1,036,092,104

Schedule of components of short-term borrowings
	At December 31,
	2012	2013
	$	$

Short-term borrowings guaranteed by Trina	151,136,743	376,481,244
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	56,136,744	139,481,245
Unsecured short-term borrowings	504,500,000	97,470,747
Total	711,773,487	613,433,236

Schedule of components of long-term borrowings
	At December 31,
	2012	2013
	$	$

Long-term borrowings secured by plants, machineries, and land use rights	300,271,499	147,077,179
Long-term borrowings secured by solar project assets	—	11,481,245
Long-term borrowings guaranteed by Trina	80,000,000	80,000,000
Unsecured long-term borrowings	198,926,189	184,100,444
Total	579,197,688	422,658,868

Future principal payments under long-term borrowings

Future principal payments under the above long-term borrowings as of December 31, 2013 are as follows:

Fiscal Years Ending December 31,	Borrowings secured by solar project	Other long-term borrowings	Total

2014	—	322,156,646	322,156,646
2015	3,280,356	86,560,711	89,841,067
2016	4,100,444	—	4,100,444
2017	4,100,445	—	4,100,445
2018		2,460,266	2,460,266
Total	11,481,245	411,177,623	422,658,868